CONVERTIBLE REDEEMABLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2018
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Schedule of Pre-IPO Preferred Shares

			Issuance Price	Proceeds from	Shares
Series	Issuance Date	Shares Issued	per Share	Issuance	Outstanding
			US$	US$
Pre-IPO Series A-1 Preferred Shares	July 18, 2014	38,602,941	0.0222	857,157	38,602,941
Pre-IPO Class B Ordinary Shares	July 18, 2014	7,350,000	0.0222	163,428	7,350,000
Pre-IPO Series A-2 Preferred Shares	July 18, 2014	35,014,006	0.1371	4,800,000	39,390,757	*
Pre-IPO Series B-1 Preferred Shares	November 10, 2014	4,119,294	0.9710	4,000,000	4,119,294
Pre-IPO Series B-2 Preferred Shares	November 10, 2014, March 13, 2015	69,152,661	1.1424	79,000,000	63,775,246	**
Pre-IPO Series C-1 Preferred Shares	October 23, 2017	33,857,797	2.5105	Not Applicable	33,857,797
Pre-IPO Series C-2 Preferred Shares	October 23, 2017	5,974,905	2.5105	Not Applicable	5,974,905

* Among total shares outstanding, 4,376,751 shares were re-designated from Pre-IPO Class A Shares in conjunction with the issuance of the Pre-IPO Series A-2 Preferred Shares.

** In May 2016, the Group repurchased 5,377,415 Pre-IPO Series B-2 Preferred Shares from one of preferred shareholders with a total repurchase price of RMB87,922,800 (US$13,500,000). The difference of the repurchase price and the carrying amount of Pre-IPO Series B-2 Preferred Shares, of RMB42,679,055, was accounted for as deemed dividend to the preferred shareholder.

Schedule of Group's Pre-IPO Preferred Shares activities

	Pre-IPO Series A-1		Pre-IPO Class B		Pre-IPO Series A-2		Pre-IPO Series B-1		Pre-IPO Series B-2		Pre-IPO Series C		Pre-IPO Series C-1		Pre-IPO SeriesC-2
	Preferred Shares		Ordinary Shares		Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares
		Amount		Amount		Amount		Amount		Amount		Amount		Amount		Amount
	No. of	in	No. of	in	No. of	in	No. of	in	No. of	in	No. of	in	No. of	in	No. of	in
	shares	RMB	shares	RMB	shares	RMB	shares	RMB	shares	RMB	shares	RMB	shares	RMB	shares	RMB
Balances at December 31, 2015	38,602,941	13,797,276	7,350,000	1,191,268	39,390,757	38,122,607	4,119,294	26,935,325	69,152,661	528,467,734	—	—	—	—	—	—
Issuance of Pre-IPO Preferred Shares	—	—	—	—	—	—	—	—	—	—	2	*	—	—	—	—
Pre-IPO Preferred Shares redemption value accretion	—	687,599	—	127,310	—	3,687,152	—	3,035,116	—	54,761,693	—	—	—	—	—	—
Repurchase of Pre-IPO Preferred Shares	—	—	—	—	—	—	—	—	(5,377,415)	(45,243,745)	—	—	—	—	—	—
Balances at December 31, 2016	38,602,941	14,484,875	7,350,000	1,318,578	39,390,757	41,809,759	4,119,294	29,970,441	63,775,246	537,985,682	2	*	—	—	—	—
Issuance of Pre-IPO Preferred Shares	—	—	—	—	—	—	—	—	—	—	—	—	33,857,795	647,734,116	5,974,905	116,969,352
Redesignation of Pre-IPO Series C Preferred Shares	—	—	—	—	—	—	—	—	—	—	(2)	(*)	2	*	—	—
Pre-IPO Preferred Shares redemption value accretion	—	755,455	—	139,412	—	4,043,130	—	3,335,065	—	58,599,600	—	—	—	12,912,925	—	2,331,846
Conversion and redesignation of Pre-IPO Preferred Shares	(38,602,941)	(15,240,330)	(7,350,000)	(1,457,990)	(39,390,757)	(45,852,889)	(4,119,294)	(33,305,506)	(63,775,246)	(596,585,282)	—	—	(33,857,797)	(660,647,041)	(5,974,905)	(119,301,198)
Balances at December 31, 2017	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

*Less than 1.